Warrant Liability - Reconciliation of Fair Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of financial liabilities [line items]
Fair value at beginning	$ 0	$ 0
Change in fair value of warrant liabilities	(27,811)	0	[1]	$ 0	[1]
Fair value at ending	20,128	0		0
Tradeable Warrants | Level 1
Disclosure of financial liabilities [line items]
Fair value at beginning	0	0
Change in fair value of warrant liabilities	(12,506)
Fair value at ending	5,865	0		0
Non-Tradeable Warrants | Level 2
Disclosure of financial liabilities [line items]
Fair value at beginning	0	0
Change in fair value of warrant liabilities	(8,603)
Fair value at ending	4,035	0		0
Non-Tradeable Warrants | Level 3
Disclosure of financial liabilities [line items]
Fair value at beginning	0	0
Change in fair value of warrant liabilities	(6,702)
Fair value at ending	10,228	$ 0		$ 0
Alkuri Warrants
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance	31,009
Alkuri Warrants | Tradeable Warrants | Level 1
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance	18,371
Alkuri Warrants | Non-Tradeable Warrants | Level 2
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance	12,638
Alkuri Warrants | Non-Tradeable Warrants | Level 3
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance	0
AlbaCore Warrants
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance	16,930
AlbaCore Warrants | Tradeable Warrants | Level 1
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance	0
AlbaCore Warrants | Non-Tradeable Warrants | Level 2
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance	0
AlbaCore Warrants | Non-Tradeable Warrants | Level 3
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance	$ 16,930

[1]	Restated to reflect reclassification of certain expense items described in Note 2.